PAYCHECK PROTECTION PROGRAM LOAN	12 Months Ended
Dec. 31, 2022
Paycheck Protection Program Loan
PAYCHECK PROTECTION PROGRAM LOAN

NOTE 7 - PAYCHECK PROTECTION PROGRAM LOAN

The Company applied for and received funding from the Payroll Protection Program (the “PPP Loan”) in the amount of $36,700 under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan matures on April 23, 2022 and bears interest at a rate of 1.0% per annum. Monthly amortized principal and interest payments are deferred for six months after the date of disbursement (subject to further deferral pursuant to the terms of the Paycheck Protection Flexibility Act of 2020). The Promissory Note contains events of default and other provisions customary for a loan of this type. The Paycheck Protection Program provides that the use of PPP Loan amount shall be limited to certain qualifying expenses and may be partially or wholly forgiven in accordance with the requirements set forth in the CARES Act. On August 31, 2021, the Company received a notification from the Small Business Administration approving the forgiveness of the PPP Loan in the amount of $36,700. The Company recorded the PPP Loan of $36,700 as other income in its statements of operations for the year ended December 31, 2021.

Supplemental Target Advance

On July 7, 2021 and July 8, 2021, a commercial bank granted to the Company two payments of $5,000 each, under the authority and regulations of the U. S. Small Business Administration Supplemental Target Advance of the Coronavirus Aid, Relief, and Economic Security Act (The “CARES Act”). Such advances amounted to $10,000 and does not need to be repaid. The Company recorded $10,000 as other income in its statements of operations for the year ended December 31, 2021.